OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Payables and Accruals [Abstract]
Accrued warranty obligation and deferred warranty revenue	$ 27,016	$ 27,200	$ 25,162
Deferred revenue	28,295	28,472
Other accrued expenses	46,922	47,712
Total other accrued expenses	$ 102,233	$ 103,384